Revenue and government financing for research expenditures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from collaboration and licensing agreements

	Year ended December 31,
(in thousands of euro)	2022(1)	2023	2024
Proceeds from collaboration and licensing agreements	48,806	50,725	10,505
of which monalizumab agreement - AstraZeneca	22,376	9,499	4,404
of which IPH5201 agreement - AstraZeneca	4,677	—	—
of which preclinical molecules agreement - AstraZeneca	17,400	—	—
of which Sanofi agreement 2016	4,000	2,000	4,000
of which Sanofi agreement 2022 - ANKET IPH62 - Recognition of license initial payment and income related to the completion of work in line with the joint research program	—	18,873	401
of which Sanofi agreement 2022 - ANKET IPH67 -Recognition of license initial payment and income related to the option exercise	—	15,800	1,700
of which Takeda agreement 2023	—	4,553	—
of which other agreements	353	—	—
Invoicing of research and development costs (IPH5201)	1,391	1,165	2,060
Exchange gains (loss) on collaboration agreements	(627)	—	—
Others	10	11	56
Revenue from collaboration and licensing agreements	49,580	51,901	12,622

Disclosure of changes in deferred revenue and collaboration liabilities
Change in monalizumab deferred revenue (in thousands of euro):

As of December 31, 2021	20,159
Increase in deffered revenu resulting from the milestone relating to the dosage of the first patient in the Phase 3 trial PACIFIC-9- (€50m)	47,687
Revenue for the 2022 financial year	(22,376)
Transfer from collaboration liabilities	(30,989)
As of December 31, 2022	14,481
Revenue for the 2023 financial year	(9,499)
Transfer from collaboration liabilities	173
As of December 31, 2023	5,156
Revenue for the 2024 financial year	(4,404)
Transfer from collaboration liabilities	(536)
As of December 31, 2024	215
(1) As a reminder, the increase in deferred revenue relating to monalizumab agreement between December 31, 2021 and December 31, 2022 is explained by the additional payment of €47,687 thousand ($50,000 thousand) made by AstraZeneca in June 2022 and triggered by the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022. This increase has led to a simultaneous increase in collaboration commitment ("collaboration liability"- see below) of €34,335 thousand ($36,000 thousand) in accordance with the Company’s July 2019 option concerning the co-financing of Phase 3 trials in the field of collaboration.
Change in monalizumab collaboration liablities (in thousands of euro):

As of December 31, 2021 (1)	40,415
Additions (2)	37,564
Repayment cost to AZ	(14,768)
As of December 31, 2022 (3)	63,211
Additions	—
Repayment cost to AZ	(10,534)
As of December 31, 2023 (4)	52,677
Additions	—
Repayment cost to AZ	(4,106)
As of December 31, 2024 (5)	48,571
(1)Of which €7,418 thousand of current portion and €32,997 thousands of non-current portion.
(2)The increase in collaboration liabilities relating to monalizumab agreement between December 31, 2021 and December 31, 2022 mainly results from (i) a €34,335 thousand ($36,000 thousand) increase in collaboration commitments in connection with the launch of the “PACIFIC-9” Phase 3 trial on April 28, 2022, and (ii) a €2,145 thousand net increase in the collaboration commitments in connection with exchange rate fluctuations over the period.
(3)Of which €10,223 of current portion and €52,988 of non-current portion.
(4)Of which €7,647 thousand of current portion and €45,030 thousand of non-current portion.
(5)Of which €7,443 thousand of current portion and €41,128 thousand of non-current portion.
Change in deferred revenue relating to the 2022 research collaboration and licensing agreement :

As of December 31, 2022	—
Additions	8,200
Deductions	(2,874)
As of December 31, 2023	5,327
Additions	—
Deductions	(2,101)
As of December 31, 2024	3,226

Disclosure of variance of deferred revenue
The main variance of the global deferred revenue is presented in the following schedule:

(in thousands of euro)	December 31, 2021	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2022
Monalizumab	20,159	(22,376)	47,687	(30,989)	14,481
Preclinical molecules	17,400	(17,400)	—	—	—
Others	353	(353)	—	—	—
Total	37,913	(40,129)	47,687	(30,989)	14,481 (1)
(1)Of which €6,560 thousand of current deferred revenue and €7,921 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2022	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2023
Monalizumab	14,481	(9,499)	—	173	5,155
Sanofi options	—	(2,500)	5,000	—	2,500
Sanofi services	—	(374)	3,200	—	2,826
Others	—	—	—	—	—
Total	14,481	(12,373)	8,200	173	10,483 (2)
(2) Of which €5,865 thousand of current deferred revenue and €4,618 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2023	Recognition in P&L	Proceeds and other increase	Transfer from collaboration liabilities	December 31, 2024
Monalizumab	5,155	(4,404)	—	(536)	215
Sanofi options	2,500			—	2,500
Sanofi services	2,826	(2,100)		—	726
Total	10,483	(6,504)	—	(536)	3,441 (3)
(3) Of which €616 thousand of current deferred revenue and €2,825 thousand of non-current deferred revenue.

Disclosure of government financing for research expenditures
The total amount for government financing for research expenditures recorded as other income in the income statement can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Research Tax Credit(1)	7,925	9,729	7,463
Grant and other tax credit (2)	110	—	25
Government financing for research expenditures	8,035	9,729	7,488
(1) As of December 31, 2024, the amount is composed of the research tax credit calculated and recognized for the 2024 financial year for an amount of €7,463 thousand.As of December 31, 2023, the amount is mainly composed of the research tax credit calculated and recognized for the 2023 financial year for an amount of €9,800 thousand. As a reminder, as of December 31, 2022, the amount was mainly composed of (i) the research tax credit calculated and recognized for the 2022 financial year for an amount of €9,167 thousand from which is subtracted (ii) a provision amounting to €1,270 thousand following the tax inspection carried out in 2022 by the French tax authorities and relating to the 2019 and 2020 financial years as well as to the research tax credit and the accuracy of its calculation for the 2018 to 2020 financial years. This provision was recognized as a deduction from the 2022 research tax credit, based on estimated amounts and adjustments not disputed by the Company. On March 3, 2023, the Company received from the tax authorities the rectification proposal, confirming the amount of the provision recognized on the amounts of the rectifications not disputed by the Company.